Derivative Warrants Liability (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Class of Warrant or Right [Line Items]
Outstanding	4,730,906	5,959,406
Series (2015) [Member]
Class of Warrant or Right [Line Items]
Outstanding	1,502,500	3,106,000
Exercise Price	$ 0.5
Exercisable	1,502,500
Exercisable Through	April 2021
Series (2016) [Member]
Class of Warrant or Right [Line Items]
Outstanding	2,628,406	2,853,406
Exercise Price	$ 0.5
Exercisable	2,628,406
Exercisable Through	May 2019
Series (2018) [Member]
Class of Warrant or Right [Line Items]
Outstanding	600,000
Exercise Price	$ 0.125
Exercisable	600,000
Exercisable Through	November 2021